Non-controlling interests - by group (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017
Profit (loss), attributable to non-controlling interests		£ (1)		£ 142
Equity attributable to non-controlling interest	[2]	2	[1]		£ 1	[3]
Barclay's Africa Banking Group Limited [member]
Profit (loss), attributable to non-controlling interests		0		140
Equity attributable to non-controlling interest		0			0
Other non-controlling interests [member]
Profit (loss), attributable to non-controlling interests		(1)		£ 2
Equity attributable to non-controlling interest		2			1
Other non-controlling interests [member] | Barclay's Africa Banking Group Limited [member]
Equity attributable to non-controlling interest		£ 2			£ 1

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]	For notes to the Financial Statements see pages 17 to 56
[3]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7